RELATED PARTY ACTIVITY (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Due to shareholders and other related parties	$ 1,393,668	$ 1,339,352	$ 1,141,213